Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,045,500,000
Previously Paid Amount	0
Total Fee Amount	160,066.06
Total Offset Amount	0
Net Fee	$ 160,066.06
Final Prospectus	true